UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2019

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (99.1%)(a)
		Shares	Value

Canada (1.3%)

Magna International, Inc.		45,600	$2,395,355

			2,395,355
Denmark (1.2%)

Danske Bank A/S		86,386	2,268,963

			2,268,963
Finland (1.2%)

Fortum OYJ		92,791	2,325,999

			2,325,999
France (18.9%)

Airbus SE		41,278	5,184,618

Eurazeo SA		44,175	3,479,986

Kering SA		3,507	1,879,952

Natixis SA		514,556	3,491,354

Pernod Ricard SA		17,539	2,877,386

Societe Generale SA		87,417	3,752,290

STMicroelectronics NV		91,206	1,659,371

TOTAL SA		113,280	7,344,289

Veolia Environnement SA		180,606	3,604,617

Vinci SA		27,887	2,655,661

			35,929,524
Germany (14.4%)

adidas AG		16,959	4,152,675

Bayer AG		51,191	4,547,398

Evonik Industries AG		92,053	3,297,192

KION Group AG		34,007	2,090,275

Rheinmetall AG		30,100	3,147,383

Siemens AG		33,442	4,284,265

Uniper SE		123,712	3,807,787

Wirecard AG		9,281	2,011,825

			27,338,800
Ireland (4.8%)

Bank of Ireland Group PLC		326,356	2,498,950

CRH PLC		115,074	3,765,037

Kerry Group PLC Class A		26,055	2,881,424

			9,145,411
Italy (1.2%)

Pirelli & C SpA(NON)		282,565	2,371,306

			2,371,306
Luxembourg (1.4%)

Orion Engineered Carbons SA		81,934	2,630,081

			2,630,081
Netherlands (8.8%)

ASML Holding NV		19,991	3,734,579

Heineken NV		32,730	3,068,975

ING Groep NV		84,313	1,094,820

Koninklijke Ahold Delhaize NV		181,885	4,170,759

Unilever NV ADR		84,904	4,728,286

			16,797,419
Poland (0.6%)

Wizz Air Holdings PLC(NON)		33,412	1,252,911

			1,252,911
Spain (2.8%)

CaixaBank SA		770,003	3,520,621

Cellnex Telecom, SA 144A		72,260	1,898,601

			5,419,222
Sweden (1.3%)

SKF AB Class B		123,804	2,442,675

			2,442,675
Switzerland (6.0%)

Novartis AG		93,410	8,033,222

Partners Group Holding AG		2,382	1,889,532

SIG Combibloc Group AG(NON)		119,560	1,498,459

			11,421,213
United Kingdom (29.8%)

Ashtead Group PLC		109,074	3,464,613

Associated British Foods PLC		110,091	3,285,981

AstraZeneca PLC		61,316	4,765,587

BAE Systems PLC		269,396	2,211,422

BP PLC		892,153	6,852,572

Burford Capital, Ltd.		115,954	2,938,054

Cairn Energy PLC(NON)		715,309	2,168,609

Clinigen Group PLC		156,648	1,726,300

Compass Group PLC		174,080	3,870,844

Dart Group PLC		119,513	1,452,586

Nomad Foods, Ltd.(NON)		108,600	2,200,236

Persimmon PLC		55,450	1,709,269

Prudential PLC		220,914	5,066,293

Quilter PLC		956,504	1,674,328

Rio Tinto PLC		94,746	4,791,488

Virgin Money Holdings UK PLC		419,386	2,097,411

Vodafone Group PLC		1,524,898	3,269,524

Wolseley PLC		37,955	3,223,007

			56,768,124
United States (5.4%)

Amazon.com, Inc.(NON)		1,100	2,203,300

KKR & Co., Inc. Class A		115,200	3,141,504

NXP Semiconductors NV(NON)		34,100	2,915,550

Talend SA ADR(NON)		28,400	1,980,616

			10,240,970

Total common stocks (cost $180,867,633)			$188,747,973

SHORT-TERM INVESTMENTS (1.5%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	2,765,499	$2,765,499

U.S. Treasury Bills 2.020%, 10/18/18(SEGSF)		$16,000	15,985

U.S. Treasury Bills 1.962%, 10/11/18(SEGSF)		105,000	104,940

Total short-term investments (cost $2,886,428)			$2,886,424

TOTAL INVESTMENTS

Total investments (cost $183,754,061)			$191,634,397

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $26,888,972) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Buy	12/19/18	$118,400	$117,871	$529
	Canadian Dollar	Sell	10/17/18	225,993	219,908	(6,085)
Barclays Bank PLC
	British Pound	Sell	12/19/18	100,477	100,473	(4)
	Euro	Buy	12/19/18	115,347	115,400	(53)
	Swiss Franc	Buy	12/19/18	150,386	152,121	(1,735)
Citibank, N.A.
	Canadian Dollar	Buy	10/17/18	99,598	98,642	956
	Canadian Dollar	Sell	10/17/18	99,598	99,355	(243)
	Danish Krone	Buy	12/19/18	71,322	72,661	(1,339)
	Euro	Sell	12/19/18	12,007,283	12,035,997	28,714
Credit Suisse International
	Swedish Krona	Buy	12/19/18	237,465	233,049	4,416
Goldman Sachs International
	British Pound	Sell	12/19/18	26,035	26,206	171
	Canadian Dollar	Buy	10/17/18	40,660	40,561	99
	Canadian Dollar	Sell	10/17/18	40,660	39,807	(853)
HSBC Bank USA, National Association
	Euro	Sell	12/19/18	168,754	169,014	260
JPMorgan Chase Bank N.A.
	Norwegian Krone	Buy	12/19/18	105,269	101,998	3,271
	Swiss Franc	Buy	12/19/18	12,879,228	13,026,416	(147,188)
NatWest Markets PLC
	Swedish Krona	Buy	12/19/18	169,865	166,743	3,122
State Street Bank and Trust Co.
	Canadian Dollar	Buy	10/17/18	37,020	36,236	784
	Canadian Dollar	Sell	10/17/18	37,020	36,514	(506)

Unrealized appreciation						42,322

Unrealized (depreciation)						(158,006)

Total						$(115,684)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $190,374,792.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putham Short Term Investment Fund*	$660,755	$13,651,125	$11,546,381	$12,131	$2,765,499

	Total Short-term investments	$660,755	$13,651,125	$11,546,381	$12,131	$2,765,499
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $120,897.
	At the close of the reporting period, the fund maintained liquid assets totaling $90,082 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.4%
	Industrials	17.3
	Consumer staples	12.2
	Health care	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $151,848 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $120,897 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$2,395,355	$—	$—
Denmark	2,268,963	—	—
Finland	2,325,999	—	—
France	35,929,524	—	—
Germany	27,338,800	—	—
Ireland	9,145,411	—	—
Italy	2,371,306	—	—
Luxembourg	2,630,081	—	—
Netherlands	16,797,419	—	—
Poland	1,252,911
Spain	5,419,222	—	—
Sweden	2,442,675	—	—
Switzerland	11,421,213	—	—
United Kingdom	56,768,124	—	—
United States	10,240,970	—	—
Total common stocks	188,747,973	—	—
Short-term investments	2,765,499	120,925	—

Totals by level	$191,513,472	$120,925	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(115,684)	$—

Totals by level	$—	$(115,684)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$42,322	$158,006

Total	$42,322	$158,006

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$28,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018